Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 539,535	$ 485,450
Outstanding Amount	1,216,614	1,162,522
Less: Deferred finance costs, net	(20,640)	(22,330)
Add: bond premium	1,609	1,810
Total borrowings	1,197,583	1,142,002
Less: current portion, net of deferred finance costs	(62,643)	(31,882)
Total long-term borrowingst, net of current portion, bond premium and deferred finance costs	1,134,940	1,110,120
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Senior Notes	670,000	670,000
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Long-term debt	119,250	128,250
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Long-term debt	65,250	69,750
DVB Bank S.E. and ABN Amro Bank N.V.
Debt Instrument [Line Items]
Long-term debt	0	17,931
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Long-term debt	41,025	43,753
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Long-term debt	38,550	40,998
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Long-term debt	26,953	24,971
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Long-term debt	51,953	55,078
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Long-term debt	125,000	74,639
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Long-term debt	34,633	37,152
BNP Paribas $44,000
Debt Instrument [Line Items]
Long-term debt	$ 44,000	$ 0